Stockholders’ Equity	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Stockholders’ Equity

Note 3 - Stockholders’ Equity

1.	On May 15, 2023, the Company effected a reverse share split of the Company’s ordinary shares at the ratio of 1-for-15, such that each fifteen (15) ordinary shares, par value NIS 0.01 per share, were consolidated into one (1) ordinary share, par value NIS 0.15. On August 29, 2024 the Company effected an additional reverse share split of the Company’s ordinary shares at the ratio of 1-for-12, such that each twelve (12) ordinary shares, par value NIS 0.15 per share, were consolidated into one (1) ordinary share, par value NIS 1.80 per share. As a result, several share and per share amounts prior to the reverse share split were adjusted retroactively for all periods presented in these consolidated financial statements.

2.	On July 18, 2023, the Company sold to investors in a public offering (i) 31,666 ordinary shares, (ii) 435,000 pre-funded warrants to purchase 435,000 ordinary shares (the “Pre-Funded Warrants”), and (iii) 466,666 warrants to purchase 466,666 ordinary shares (the “Investor Warrants”), at a purchase price of $15.0 per share and accompanying Investor Warrant and $14.99 per Pre-Funded Warrant and accompanying Investor Warrant. The net proceeds to the Company were approximately $6.2 million.

The Pre-Funded Warrants are immediately exercisable at an exercise price of $0.001 per ordinary share. As of December 31, 2024, all of the Pre-Funded Warrants have been exercised.

The Investor Warrants have an exercise price of $15 per ordinary share, are immediately exercisable, and may be exercised until July 18, 2028. During September 2024, a total of 293,333 Investor Warrants have been exercised into 293,333 ordinary shares for a total net proceeds of $4.4 million. As of September 30, 2025, a total of 173,333 warrants are outstanding.

3.	On August 30, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“YA”). Pursuant to the SEPA, the Company have the right, but not the obligation, to sell to YA from time to time, each such occurrence, an Advance, up to $10.0 million (the “Commitment Amount”), of the Company ordinary shares, during the 36 months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. On October 21, 2024, the Company and YA entered into an amendment to the SEPA to increase the Amount of the commitment to $20.0 million of the Company’s ordinary shares.

As consideration for YA’s irrevocable commitment to purchase the Company’s ordinary shares up to the Commitment Amount, the Company agreed to issue 31,566 ordinary shares (the “Commitment Shares”) to YA in four equal installments every 90 calendar days and also paid a $15,000 structuring fee to an affiliate of YA. As of the date of these unaudited interim condensed consolidated financial statements, the Company issued all Commitment Shares to YA. The Commitment Shares were recorded as expense in “Finance expenses related to SEPA”, in amounts of $20 thousand.

The Company evaluated the contract that includes the right to require YA to purchase shares of common stock in the future (“put right”) considering the guidance in ASC 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting and thus meet the definition of a derivative liability. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the consolidated statement of operations. The Put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of September 30, 2025.

As of September 30, 2025, the Company issued an aggregate of 665,341 ordinary shares to YA for aggregate gross proceeds of approximately $5.2 million ($4.6 million net of issuance costs). Subsequent to the balance sheet date, the Company issued an aggregate of 1,000,326 ordinary shares to YA for aggregate gross proceeds of approximately $1.2 million.

4.	On November 14, 2024, the Company entered into a Capital on Demand Sales Agreement (the “2024 Sales Agreement”) with JonesTrading Institutional Services LLC, (“JonesTrading”). Pursuant to the 2024 Sales Agreement, the Company may offer and sell ordinary shares having an aggregate offering price of up to $8.1 million, from time to time through JonesTrading. As of September 30, 2025, the Company sold 3,687,038 ordinary shares pursuant to the 2024 Sales Agreement, for a total gross consideration of approximately $7.9 million ($7.7 million net).

5.	On August 14, 2025, the Company’s shareholders approved an increase in its authorized share capital from NIS 90,000,000 divided into 50,000,000 ordinary shares, NIS 1.80 par value per share to NIS 1,620,000,000 divided into 900,000,000 ordinary shares, NIS 1.80 par value per share.

6.	On August 26, 2025, the Company’s board of directors approved an increase of the number of ordinary shares reserved for issuance under the Company’s 2013 Incentive Share Option Plan (the “Plan”) from 500,000 ordinary shares to 1,000,000 ordinary shares.